Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Goodwill and other intangible assets

D.4. Goodwill and other intangible assets

Movements in goodwill comprise:

(€ million)	Goodwill
Balance at January 1, 2015	39,197
Reclassification of the Animal Health business(a)	(1,510)

Currency translation differences	1,870
Balance at December 31, 2015	39,557
Acquisitions during the period	5

Currency translation differences	725
Balance at December 31, 2016	40,287
Acquisitions during the period	2,347

Other movements during the period	12

Currency translation differences	(2,382)
Balance at December 31, 2017	40,264

(a)	Comprises the goodwill on the Animal Health business, presented within Assets held for sale or exchange as of December 31, 2016 and 2015.

Acquisition of Protein Sciences (2017)

The provisional purchase price allocation for Protein Sciences resulted in the recognition of intangible assets (other than goodwill) totaling €776 million as of the acquisition date (August 25, 2017). The principal asset recognized was the marketed vaccine Flublok®, at a fair value of €767 million.

The goodwill arising from the acquisition of Protein Sciences was provisionally measured at €125 million as of the acquisition date.

Acquisition of Boehringer Ingelheim’s Consumer Healthcare business (2017)

The final purchase price allocation for Boehringer Ingelheim’s Consumer Healthcare business resulted in the recognition of intangible assets (other than goodwill) totaling €3,771 million at the acquisition date (January 1, 2017). Those assets consist of a portfolio of marketed products in strategic therapeutic fields including Digestive Health (Dulcolax®, Zantac®), Pain Relief (Buscopan®, Eve®), Allergy, Cough and Cold (Mucosolvan®, Bisolvon®), and Vitamins, Minerals and Supplements (Pharmaton®).

The goodwill arising from the acquisition of Boehringer Ingelheim’s Consumer Healthcare business amounted to €2,222 million as of the acquisition date.

Acquisition of the European Vaccines business previously included in the Sanofi Pasteur MSD joint venture (2016)

The final purchase price allocation for the European Vaccines business resulted in the recognition of intangible assets (other than goodwill) totaling €465 million at the acquisition date (December 31, 2016). Those assets consist of the vaccines portfolio previously held by the Sanofi Pasteur MSD joint venture comprising pediatric combination, adult booster and endemics vaccines, that reverted to Sanofi on December 31, 2016 (see Note D.2.3.).

Genzyme acquisition (2011)

The Genzyme final purchase price allocation resulted in the recognition of intangible assets (other than goodwill) totaling €10,059 million at the acquisition date. That figure included €7,727 million for marketed products in the fields of rare diseases (primarily Cerezyme®, Fabrazyme® and Myozyme®), renal endocrinology (primarily Renagel®), biosurgery (primarily Synvisc®), and oncology. It also included intangible assets valued at €2,148 million at the acquisition date relating to Genzyme’s in-process research and development projects, primarily Lemtrada® (alemtuzumab) and eliglustat. The Genzyme brand was attributed a fair value of €146 million.

Goodwill arising from the acquisition of Genzyme amounted to €4,775 million as of December 31, 2017 (versus €5,031 million as of December 31, 2016 and €4,946 million as of December 31, 2015).

As of December 31, 2017 and December 31, 2016, the carrying amount of marketed products and the Genzyme brand represented more than 99% of the intangible assets of Genzyme (other than goodwill), and in-process research and development represented less than 1%.

None of the Genzyme acquired research and development came into commercial use during 2016 or 2017.

During 2015, some of the Genzyme acquired research and development (€474 million) came into commercial use, and started being amortized from the date of marketing approval. The main product involved was Cerdelga® (eliglustat) outside the United States.

Aventis acquisition (2004)

On August 20, 2004, Sanofi acquired Aventis, a global pharmaceutical group created in 1999 by the merger between Rhône-Poulenc and Hoechst.

The total purchase price was €52,908 million, of which €15,894 million was settled in cash.

Goodwill arising from the Aventis acquisition amounted to €29,284 million as of December 31, 2017 (versus €31,124 million as of December 31, 2016 and €30,587 million as of December 31, 2015).

Rights to marketed products and goodwill arising on the Aventis acquisition were allocated on the basis of the split of Sanofi’s operations into business and geographical segments, and valued in the currency of the relevant geographical segment (mainly euros and US dollars) with assistance from an independent valuer.

Movements in other intangible assets comprise:

(€ million)	Acquired R&D		Products, trademarks and other rights	Software	Total other intangible assets
Gross value at January 1, 2015	3,482		53,130	1,240	57,852
Acquisitions and other increases	1,179		912	154	2,245

Disposals and other decreases	(204)		(1,321)	(27)	(1,552)

Currency translation differences	189		3,610	35	3,834

Transfers(a)	(741)		653	11	(77)

Reclassification of the Animal Health business(b)	(51)		(4,982)	(182)	(5,215)
Gross value at December 31, 2015	3,854		52,002	1,231	57,087
Changes in scope of consolidation	-		465	-	465

Acquisitions and other increases	142		127	148	417

Disposals and other decreases	(305)	(d)	(687)	(73)	(1,065)

Currency translation differences	55		1,124	17	1,196

Transfers(a)	(97)		76	3	(18)
Gross value at December 31, 2016	3,649		53,107	1,326	58,082
Changes in scope of consolidation	-		4,546	1	4,547

Acquisitions and other increases	317		212	170	699

Disposals and other decreases	(39)		(450)	(62)	(551)

Currency translation differences	(200)		(3,814)	(51)	(4,065)

Transfers(a)	(48)		37	(16)	(27)
Gross value at December 31, 2017	3,679		53,638	1,368	58,685
Accumulated amortization & impairment at January 1, 2015	(2,041)		(40,352)	(916)	(43,309)
Amortization expense	-		(2,651)	(108)	(2,759)

Impairment losses, net of reversals(c)	(343)		(427)	(3)	(773)

Disposals and other decreases	204		1,257	27	1,488

Currency translation differences	(124)		(2,662)	(23)	(2,809)

Transfers(a)	-		39	(6)	33

Reclassification of the Animal Health business(b)	3		2,908	157	3,068
Accumulated amortization & impairment at December 31, 2015	(2,301)		(41,888)	(872)	(45,061)
Amortization expense	-		(1,712)	(104)	(1,816)

Impairment losses, net of reversals(c)	(60)		(137)	-	(197)

Disposals and other decreases	108		673	73	854

Currency translation differences	(41)		(931)	(12)	(984)

Transfers(a)	4		(2)	(1)	1
Accumulated amortization & impairment at December 31, 2016	(2,290)		(43,997)	(916)	(47,203)
Amortization expense	-		(1,886)	(112)	(1,998)

Impairment losses, net of reversals(c)	(95)		(215)	(3)	(313)

Disposals and other decreases	39		443	64	546

Currency translation differences	142		3,138	35	3,315

Transfers(a)	-		41	7	48
Accumulated amortization & impairment at December 31, 2017	(2,204)		(42,476)	(925)	(45,605)
Carrying amount at December 31, 2015	1,553		10,114	359	12,026

Carrying amount at December 31, 2016	1,359		9,110	410	10,879
Carrying amount at December 31, 2017	1,475		11,162	443	13,080

(a)	The “Transfers” line mainly relates to acquired R&D that came into commercial use during the period and is being amortized from the date of marketing approval.

(b)	Comprises the other intangible assets of the Animal Health business, now reclassified to Assets held for sale or exchange.
(c)	See Note D.5.

(d)	Includes the return of product rights to Hanmi Pharmaceutical Co. Ltd in 2016 (see Note D.21.1).

“Products, trademarks and other rights” (excluding items relating to the Animal Health business, reported within the line item Assets held for sale or exchange, see Note D.36.), mainly comprise:

∎

marketed products, with a carrying amount of €10.6 billion as of December 31, 2017 (versus €8.4 billion as of December 31, 2016 and €9.4 billion as of December 31, 2015) and a weighted average amortization period of approximately 10 years;

∎

trademarks, with a carrying amount of €0.2 billion as of December 31, 2017 (compared with €0.2 billion as of December 31, 2016 and €0.3 billion as of December 31, 2015) and a weighted average amortization period of approximately 13 years.

The table below provides information about the principal marketed products, which were recognized in connection with business combinations and represented 85% of the carrying amount of that item as of December 31, 2017:

(€ million)	Gross value	Accumulated amortization & impairment	Carrying amount December 31, 2017	Amortization period (years)(a)	Residual amortization period (years)(b)	Carrying amount at December 31, 2016	Carrying amount at December 31, 2015
Genzyme	10,287	(6,453)	3,834	10	6	5,009	5,759

Boehringer Ingelheim Consumer Healthcare	3,683	(241)	3,442	16	16	-	-

Aventis	32,308	(31,724)	584	9	3	1,095	1,548

Chattem	1,217	(451)	766	23	16	930	956

Zentiva	961	(869)	92	9	4	128	187

Protein Sciences	765	(21)	744	13	13	-	-
Total: principal marketed products	49,221	(39,759)	9,462			7,162	8,450

(a)	Weighted averages. The amortization periods for these products vary between 1 and 25 years.

(b)	Weighted averages.

Acquisitions of other intangible assets (excluding software) during 2017 amounted to €529 million.

During 2017, €9 million of acquired research and development came into commercial use, and started being amortized from the date of marketing approval.

During 2016, some of the acquired research and development came into commercial use, and started being amortized from the date of marketing approval. The main such items were the diabetes treatments Lyxumia® and Soliqua™ 100/33 (€52 million).

During 2015, some of the acquired research and development came into commercial use, and started being amortized from the date of marketing approval. The main such item was the dengue fever vaccine (€230 million).

Amortization of other intangible assets is recognized in the income statement within the line item Amortization of intangible assets, except for amortization of software and other rights of an industrial or operational nature which is recognized in the relevant classification of expense by function. An analysis of amortization of software is shown in the table below:

(€ million)	2017(a)	2016(a)	2015(a)
Cost of sales	28	28	25

Research and development expenses	22	16	13

Selling and general expenses	53	56	52

Other operating expenses	9	5	4
Total	112	105	94

(a)	The results of the Animal Health business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations); see Notes D.1. and D.36.